INCOME TAXES - Reconciliation of the statutory tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different income tax rates in other jurisdictions	(4.70%)	(0.80%)	5.90%
Effect of preferential tax rate(a)	(20.20%)	(18.00%)	(23.60%)
Effect of non-deductible expenses	(1.90%)	(0.20%)	(0.70%)
Effect of change in valuation allowance	1.80%	(6.00%)	(6.60%)
Effective tax rate	0.00%	0.00%	0.00%
Tax saving as the result of favorable tax rate	$ 0	$ 0	$ 0
PRC
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%
PRC | Horgos Baosheng
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%	0.00%	0.00%
PRC | Kashi Baosheng
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%	0.00%	0.00%
PRC | Baosheng Technology
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%	0.00%	0.00%